Derivative Instruments And Hedging Activities (Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Natural Gas [Member]
Derivative contracts designated as hedging instruments	$ 3.8	$ 3.2
Derivative contracts not designated as hedging instruments	7.7	0.6
Foreign Currency [Member]
Derivative contracts designated as hedging instruments	20.7	18.9
Interest Rate Locks [Member]
Derivative contracts designated as hedging instruments	150.0	150.0
Interest Rate Swaps [Member]
Derivative contracts designated as hedging instruments	350.0	375.0
Equity Forwards [Member]
Derivative contracts designated as hedging instruments	18.0	12.6
Derivative contracts not designated as hedging instruments	24.0	12.8
Other Commodities [Member]
Derivative contracts not designated as hedging instruments	$ 12.7	$ 4.2